Needham Small Cap Growth Fund
Needham Small Cap Growth Fund
Investment Objective
The Needham Small Cap Growth Fund (the “Small Cap Growth Fund”) seeks long-term, tax-efficient capital appreciation.
Fees and Expenses of the Small Cap Growth Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Needham Small Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Reinvested Dividends and Other Distributions	none
Redemption Fee (as a % of amount redeemed) on Shares Held 60 days or less	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Needham Small Cap Growth Fund
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		0.25%
Dividends on Short Positions and Interest Expense		0.12%
All Remaining Other Expenses		0.42%
Total Other Expenses		0.54%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		2.05%
[1]	Acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Small Cap Growth Fund.

Example
This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Small Cap Growth Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Needham Small Cap Growth Fund	208	643	1,103	2,379

Portfolio Turnover
The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance. During the most recent fiscal year, the Small Cap Growth Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding $3 billion at the time of investment. The Small Cap Growth Fund invests, in general, in companies with strong growth potential that, for a variety of reasons, including the market’s inefficiencies, are trading at a discount to their underlying value where a catalyst is in place to eliminate that discount.

Principal Investment Risks
The Small Cap Growth Fund invests primarily in equity securities that fluctuate in value. Political and economic news can influence market-wide trends. Other factors may cause price swings in a single company’s stock or the stocks of the companies within a given industry. The Small Cap Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities. The Small Cap Growth Fund invests in stocks believed by the investment adviser to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company's growth potential. Although the Small Cap Growth Fund is classified as “diversified” under the 1940 Act, the Small Cap Growth Fund may invest its assets in a smaller number of issuers than other, more diversified, funds. The Small Cap Growth Fund’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Small Cap Growth Fund’s investments consisted of securities issued by a larger number of issuers. Loss of money is a risk of investing in the Small Cap Growth Fund.

Bar Chart and Performance Table
The information in the bar chart and table that follow provides some indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund’s performance from year to year and by showing how the Small Cap Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Small Cap Growth Fund compare to those of broad measures of market performance.

The Small Cap Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Cap Growth Fund will perform in the future. Updated performance information is available on the Small Cap Growth Fund’s Web site at www.needhamfunds.com.

During the ten-year period shown in the above chart, the highest quarterly return was 34.71% (for the quarter ended 6/30/03) and the lowest quarterly return was -23.72% (for the quarter ended 9/30/11).

Average annual total returns for the periods ended December 31, 2012
Average annual total returns for the periods ended December 31, 2012
The following table shows the Small Cap Growth Fund’s average annual returns (before and after taxes) and the change in value of certain broad-based market indices over various periods ended December 31, 2012. The index information is intended to permit you to compare the Small Cap Growth Fund’s performance to several broad measures of market performance. The NASDAQ Composite Index and the Russell 2000 Index are relevant to the Small Cap Growth Fund because they have characteristics similar to the Small Cap Growth Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Redemption” may be greater than the “Return Before Taxes” because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.

Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Needham Small Cap Growth Fund	Return Before Taxes	8.53%	6.15%	10.10%	9.88%	May 22, 2002
Needham Small Cap Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	8.53%	5.48%	8.88%	8.73%
Needham Small Cap Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Redemption	5.54%	5.14%	8.73%	8.57%
Needham Small Cap Growth Fund S&P 500 Index	S&P 500 Index (reflect no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%	4.69%	May 22, 2002
Needham Small Cap Growth Fund NASDAQ Composite Index	NASDAQ Composite Index (reflect no deduction for fees, expenses or taxes)	17.75%	3.78%	9.46%	6.69%	May 22, 2002
Needham Small Cap Growth Fund Russell 2000 Index	Russell 2000 Index (reflect no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%	6.64%	May 22, 2002